Inventories	12 Months Ended
Dec. 31, 2018
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Inventories

NOTE 11. INVENTORIES

As of December 31, 2018 and 2017, inventories were as follows:

	2018		2017
Refined and petrochemicals products	Ps.	43,134,519	Ps.	27,862,384
Products in transit		16,260,213		19,112,606
Crude oil		16,708,606		11,445,780
Materials and products in stock		5,292,796		5,172,779
Materials in transit		490,403		180,711
Gas and condensate products		136,031		84,670

	Ps.	82,022,568	Ps.	63,858,930